Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory	$ 508,711	$ 566,947
Lubricant [Member]
Inventory	487,268	533,300
Victualing [Member]
Inventory	$ 21,443	$ 33,647